Short-Term Borrowings (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Short-Term Borrowings [Line Items]
Repaid the letters of credit amount	$ 4,500,000
Interest expenses	351,153	$ 324,736
2024 Bank Credit Facility [Member]
Short-Term Borrowings [Line Items]
Working capital		34,700,000
Repaid loans amount	$ 15,800,000
2025 Bank Credit Facility [Member]
Short-Term Borrowings [Line Items]
Working capital		$ 22,800,000
Minimum [Member] | 2024 Bank Credit Facility [Member]
Short-Term Borrowings [Line Items]
Borrowings bore interest rate	3.60%
Minimum [Member] | 2025 Bank Credit Facility [Member]
Short-Term Borrowings [Line Items]
Borrowings bore interest rate	3.50%
Maximum [Member] | 2024 Bank Credit Facility [Member]
Short-Term Borrowings [Line Items]
Borrowings bore interest rate	4.00%
Maximum [Member] | 2025 Bank Credit Facility [Member]
Short-Term Borrowings [Line Items]
Borrowings bore interest rate	3.80%
Letter of Credit [Member]
Short-Term Borrowings [Line Items]
Letters of credit amount	$ 4,500,000